SEGMENT RESULTS	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 3 -	SEGMENT RESULTS

FASB ASC 280-10-50, “Disclosure about Segments of an Enterprise and Related Information” requires use of the “management approach” model for segment reporting. The management approach is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

The Company disaggregates its product revenues into the type of marketing authorization relating to each product, specifically the following two reportable segments:

1.	ANDA’s for generic products; or
2.	NDA’s for branded products.

The following represents selected information for the Company’s reportable segments for the fiscal years ended March 31, 2016, 2015 and 2014:

	Years Ended March 31,
	2016	2015	2014
Revenues from External Customers
ANDA	$9,164,999	$5,015,246	$4,601,376
NDA	3,333,333	—	—
Total revenues from external customers	$12,498,332	$5,015,246	$4,601,376

Adjusted income from continuing operations before income tax
ANDA	4,940,515	1,650,128	1,272,172
NDA	(9,305,998)	(14,939,115)	(3,933,203)

The table below provides reconciliations of the Company’s segment adjusted income from continuing operations before income tax to our consolidated (loss) income from continuing operations before income taxes, which is determined in accordance with U.S. GAAP, for the fiscal years ended March 31, 2016, 2015 and 2014:

	Years Ended March 31,
	2016	2015	2014
Total segment adjusted (loss) from continuing operations before income tax	$(4,365,483)	$(13,288,987)	$(2,661,031)

Corporate unallocated costs	(1,772,241)	(1,319,939)	(1,351,921)
Interest revenue	9,802	7	—
Interest expense	(290,468)	(287,231)	(859,328)
Depreciation and amortization expense	(665,647)	(616,994)	(500,906)
Significant noncash items other than depreciation and amortization expense	(1,513,433)	(1,281,052)	(749,935)
Change in value of derivatives	7,394,006	20,340,874	(35,430,386)
Gain on sale of investment	—	1,670,678	—

Total income (loss) from continuing operations before income tax	$(1,203,464)	$5,217,356	$41,553,507

Asset information is not reviewed or included within the Company’s internal management reporting. Accordingly, the Company has not disclosed asset for each reportable segment.